Document And Entity Information	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	BLUE CALYPSO, INC.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		142,980,024
Amendment Flag	false
Entity Central Index Key	0001399587
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 51,789	$ 371,393	$ 113,511
Accounts Receivable	44,369	51,901
Prepaid expenses	24,251	34,806	10,819
Total current assets	120,409	458,100	124,330
Property and equipment, net of accumulated depreciation of $5,964, $2,397 and $141 in 2012, 2011 and 2010 respectively	17,817	21,384	4,224
Capitalized software development costs, net of accumulated amortization of $298,185, $133,279 and $11,937 in 2012, 2011 and 2010, respectively	866,284	814,874	440,579
Total assets	1,004,510	1,294,358	569,133
Current liabilities:
Accounts payable	284,179	68,162	15,663
Accounts payable-affiliate	92,833	254,838	105,415
Accrued liabilities	107,821	96,962	55,780
Unearned revenue	37,177	24,174	6,963
Total current liabilities	522,010	444,136	183,821
Notes payable - LMD	300,000
Notes payable			675,000
Notes payable-affiliate	364,861		100,000
Total liabilities	1,186,871	444,136	958,821
Stockholders’ equity (deficit)
Series A Convertible Preferred stock, par value $.0001 per share (Authorized 5,000,000 shares; issued and outstanding 1,700,000 shares in 09/30/12 and 1,500,000 shares in 12/31/11)	150	150
Common stock, par value $.0001 per share (Authorized 680,000,000 shares; issued and outstanding 125,135,112 shares as of 9/30/12; 126,845,641 shares as of 12/31/11 and 72,185,591 shares at 12/31/10 respectively)	12,612	12,685	7,219
Additional paid in capital	8,938,408	4,666,929	15,864
Deferred compensation	(2,275,358)	(1,581,954)	(83)
Accumulated deficit during development stage	(6,858,173)	(2,247,588)	(412,688)
Total stockholders’ equity (deficit)	(182,361)	850,222	(389,688)
Total liabilities and stockholders’ equity (deficit)	$ 1,004,510	$ 1,294,358	$ 569,133

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment, accumulated depreciation (in Dollars)	$ 5,964	$ 2,397	$ 141
Capitalized software development costs, accumulated amortization (in Dollars)	$ 298,185	$ 133,279	$ 11,937
Series A Convertible Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Series A Convertible Preferred stock, Authorized shares	5,000,000	5,000,000
Series A Convertible Preferred stock, issued shares	1,700,000	1,500,000
Series A Convertible Preferred stock, outstanding shares	1,700,000	1,500,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized shares	680,000,000	680,000,000	680,000,000
Common stock, issued shares	125,135,112	126,845,641	72,185,591
Common stock, outstanding shares	125,135,112	126,845,641	72,185,591

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		37 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
REVENUE	$ 9,547	$ 1,665	$ 10,307	$ 7,701	$ 51,590	$ 37	$ 61,934
COST OF REVENUE	8,717	58,958	147,551	71,093	111,511	0	265,744
GROSS PROFIT (LOSS)	830	(57,293)	(137,244)	(63,392)	(59,921)	37	(203,810)
OPERATING EXPENSES
Sales and marketing	120,604	153,063	244,942	255,390	731,483	136,179	1,421,789
General and administrative	364,217	357,571	1,072,434	568,229	807,179	193,005	1,765,785
Other operating expenses (includes deferred compensation expense related to stock options)	13,872	0	2,958,981	0	55,276	30,971	3,059,848
Depreciation and Amortization	57,170	32,599	168,474	84,319	123,624	12,101	304,198
TOTAL OPERATING EXPENSES	555,863	543,233	4,444,831	907,938	1,717,562	372,256	6,551,620
LOSS FROM OPERATIONS	(555,033)	(600,526)	(4,582,075)	(971,330)	(1,777,483)	(372,219)	(6,755,430)
OTHER INCOME (EXPENSE)
Interest income	0	0	0	0	0	15	15
Interest expense	(13,248)	(20,745)	(28,510)	(60,138)	(57,417)	(16,831)	(102,758)
TOTAL OTHER INCOME (EXPENSE)	(13,248)	(20,745)	(28,510)	(60,138)	(57,417)	(16,816)	(102,743)
LOSS BEFORE INCOME TAX PROVISION	(568,281)	(621,271)	(4,610,585)	(1,031,468)	(1,834,900)	(389,035)	(6,858,173)
INCOME TAX PROVISION
NET LOSS	$ (568,281)	$ (621,271)	$ (4,610,585)	$ (1,031,468)	$ (1,834,900)	$ (389,035)	$ (6,858,173)
Loss per share:
Basic and Diluted (in Dollars per share)	$ 0	$ (0.01)	$ (0.04)	$ (0.01)	$ (0.02)	$ (0.01)
Weighted Average Shares Outstanding
Basic and Diluted (in Shares)	138,431,367	72,185,591	131,461,321	73,285,040	90,751,588	56,393,098

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS` EQUITY (DEFICIT) (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation, Share-based Payments [Member]	Accumulated Deficit during Development Stage [Member]	Total
Balance at Sep. 11, 2009
Net Loss					$ (23,653)	$ (23,653)
Balance at Dec. 31, 2009					(23,653)	(23,653)
Shares issued at $.0001 per share-3/10/2010		6,545	(5,525)			1,020
Shares issued at $.0001 per share-3/10/2010 (in Shares)		65,448,269
Affiliate payable converted to equity- 3/31/10			21,958			21,958
Net Loss					(5,296)	(5,296)
Balance at Mar. 31, 2010		6,545	16,433		(28,949)	(5,971)
Balance (in Shares) at Mar. 31, 2010		65,448,269
Restricted Shares Issued		513	(433)	(80)
Restricted Shares Issued (in Shares)		5,133,198
Net Loss					(82,668)	(82,668)
Balance at Jun. 30, 2010		7,058	16,000	(80)	(111,617)	(88,639)
Balance (in Shares) at Jun. 30, 2010		70,581,467
Restricted Shares Issued		160	(135)	(25)
Restricted Shares Issued (in Shares)		1,604,124
Net Loss					(115,880)	(115,880)
Balance at Sep. 30, 2010		7,219	15,864	(105)	(227,497)	(204,519)
Balance (in Shares) at Sep. 30, 2010		72,185,591
Restricted Shares - vested				22		22
Net Loss					(185,191)	(185,191)
Balance at Dec. 31, 2010		7,219	15,864	(83)	(412,688)	(389,688)
Balance (in Shares) at Dec. 31, 2010		72,185,591				72,185,591
Restricted Shares Issued		128	(108)	(20)
Restricted Shares Issued (in Shares)		1,283,299
Additional Paid-In Capital-Compensation Expense			10			10
Restricted Shares - vested				12		12
Net Loss					(174,767)	(174,767)
Balance at Mar. 31, 2011		7,347	15,766	(91)	(587,455)	(564,433)
Balance (in Shares) at Mar. 31, 2011		73,468,891
Restricted Shares Issued		128	(108)	(20)
Restricted Shares Issued (in Shares)		1,283,299
Restricted Shares - vested				15		15
Net Loss					(235,432)	(235,432)
Balance at Jun. 30, 2011		7,475	15,658	(96)	(822,887)	(799,850)
Balance (in Shares) at Jun. 30, 2011		74,752,190
Restricted Shares Issued		32	21,752	(21,784)		0
Restricted Shares Issued (in Shares)		320,825
Restricted shares cancelled		(288)	192	96
Restricted shares cancelled (in Shares)		(2,887,423)
Conversion of Debt		2,814	1,562,274			1,565,088
Conversion of Debt (in Shares)		28,135,234
Reverse merger shares issued 9/1/11		2,497	(2,497)
Reverse merger shares issued 9/1/11 (in Shares)		24,974,700
Net Loss					(621,271)	(621,271)
Balance at Sep. 30, 2011		12,530	1,597,379	(21,784)	(1,444,158)	143,967
Balance (in Shares) at Sep. 30, 2011		125,295,526
Restricted Shares Issued		155	1,565,461	(1,565,616)
Restricted Shares Issued (in Shares)		1,550,115
Additional Paid-In Capital-Compensation Expense			4,240			4,240
Restricted Shares - vested				5,446		5,446
Conversion of Debt	150		1,499,850			1,500,000
Conversion of Debt (in Shares)	1,500,000
Net Loss					(803,430)	(803,430)
Balance at Dec. 31, 2011	150	12,685	4,666,929	(1,581,954)	(2,247,588)	850,222
Balance (in Shares) at Dec. 31, 2011	1,500,000	126,845,641				126,845,641
Restricted Shares Issued (in Shares)		200,000
Stock Options - Deferred Income				763,480		763,480
Purchase of Preferred Stock			200,000			200,000
Purchase of Preferred Stock (in Shares)	200,000
Net Loss					(1,359,215)	(1,359,215)
Balance at Mar. 31, 2012	150	12,685	4,866,929	(818,474)	(3,606,803)	454,487
Balance (in Shares) at Mar. 31, 2012	1,700,000	127,045,641
Restricted Shares Issued			5,234,337	(5,234,337)
Stock Options - Deferred Income				2,181,627		2,181,627
Restricted shares cancelled		(155)	(1,565,461)	1,565,616
Restricted shares cancelled (in Shares)		(1,700,115)
Restricted Shares - Unvested		(24)	(16,314)	16,338
Restricted Shares - Unvested (in Shares)		(290,619)
Purchase of Common Stock - related to Private Offering		44	186,479			186,523
Purchase of Common Stock - related to Private Offering (in Shares)		440,000
Release of Common Stock from Shareholder (in Shares)		(440,000)
Net Loss					(2,683,089)	(2,683,089)
Balance at Jun. 30, 2012	150	12,550	8,705,970	(2,289,230)	(6,289,892)	139,548
Balance (in Shares) at Jun. 30, 2012	1,700,000	125,054,907
Stock Options - Deferred Income				13,872		13,872
Purchase of Common Stock - related to Private Offering		62	232,438			232,500
Purchase of Common Stock - related to Private Offering (in Shares)		450,000
Release of Common Stock from Shareholder (in Shares)		(450,000)
Restricted Shares - vested (in Shares)		80,205
Net Loss					(568,281)	(568,281)
Balance at Sep. 30, 2012	$ 150	$ 12,612	$ 8,938,408	$ (2,275,358)	$ (6,858,023)	$ (182,361)
Balance (in Shares) at Sep. 30, 2012	1,700,000	125,135,112				125,135,112

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS` EQUITY (DEFICIT) (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Shares issued, per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		37 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,610,585)	$ (1,031,468)	$ (1,834,900)	$ (389,035)	$ (6,858,173)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	168,473	33,240	118,179	12,079	298,731
Amortization of vested restricted stock and options	2,958,980	21,688	5,446	22	2,964,448
(Increase) decrease in assets:
Accounts receivable	7,532	(35,200)	(51,901)		(44,368)
Prepaid expenses and other current assets	10,555	(105,639)	(23,987)	(10,819)	(24,251)
Increase (decrease) in liabilities:
Accounts payable	216,017	22,188	52,499	15,663	284,179
Accounts payable-affiliate	(162,005)	43,420	149,423	103,720	114,791
Accrued expenses	29,859	(49,273)	41,182	55,780	126,820
Deferred revenue	13,004	38,749	17,211	6,963	37,178
Cash used in operating activities	(1,368,170)	(1,062,295)	(1,526,848)	(205,627)	(3,100,645)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for software development	(216,317)	(253,161)	(490,218)	(352,517)	(1,059,052)
Cash paid for purchases of fixed assets		(8,173)	(19,416)	(4,365)	(23,781)
Cash used in investing activities	(216,317)	(261,334)	(509,634)	(356,882)	(1,082,833)
CASH FLOWS FROM FINANCING ACTIVITIES
Contributed capital received	7,154	37	150	1,020	8,324
Increase in Notes Payable - Affiliate	357,707				357,707
Shareholder Subscriptions Receivable
Increase in Notes Payable -LMD	300,000	225,000			300,000
Increase in Notes Payable					200,000
Sale of Common Stock associated with Private Placement	400,022				400,022
Purchase of Stock	200,000	1,543,399			2,969,214
Convertible Notes Payable		500,000
Conversion of NP Affiliate to equity			100,000	100,000
Conversion of Notes Payable to equity			2,194,214	575,000
Cash provided by financing activities	1,264,883	2,268,436	2,294,364	676,020	4,235,267
Net increase in cash	(319,604)	944,807	257,882	113,511	51,789
Cash at beginning of year	371,393	113,511	113,511
Cash at end of year	51,789	1,058,318	371,393	113,511	51,789
SUPPLEMENTAL INFORMATION:
Cash paid for interest
Cash paid for taxes
Non-cash investing and financing activities:					221,958
Affiliate payable converted to equity			200,000	21,958	344,993
Affiliate payable converted to note payable			$ (100,000)	$ 100,000	$ 344,993

Organization and Nature of Business (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Organization and Nature of Business

Blue Calypso Holdings, Inc. (a development stage company) a Texas corporation (“BCHI”), was formed in February 2010 as an investment entity to hold a 100% single-member ownership interest in Blue Calypso, LLC, a Texas Limited Liability Company formed on September 11, 2009. The companies are under common control.

On September 1, 2011, Blue Calypso Inc., which was then a Nevada corporation (formerly known as JJ&R Ventures, Inc. (the “Company”) entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) with BCHI, and Blue Calypso Acquisition Corp., the Company’s newly-formed wholly-owned subsidiary (“Acquisition Sub”). Upon the closing of the transaction contemplated under the Merger Agreement (the “Merger”), Acquisition Sub merged into and with BCHI, and BCHI, as the surviving corporation, became a wholly-owned subsidiary of the Company. The merger was accounted for as a reverse-merger and recapitalization in accordance with the generally accepted accounting principles in the United States. BCHI was the acquirer for financial reporting purposes and Blue Calypso, Inc. is the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the Merger are those of BCHI and are recorded at their historical cost basis. The operations after completion of the merger include those of BCHI and the Company. Common stock and corresponding capital amounts of BCHI pre-merger have been retroactively restated as capital stock shares reflecting the exchange ratio in the Merger. On October 17, 2011, the Company was merged into and with its newly formed wholly owned subsidiary Blue Calypso, Inc., a Delaware corporation for the sole purpose of changing the state of incorporation of the Company from Nevada to Delaware.

The Company is a mobile and social media marketing company that activates and measures branded word of mouth campaigns through consumers’ personal texts, posts and tweets between friends. The Company activates a friend to friend distribution of branded marketing campaigns by motivating brand loyalists to personally endorse and share these campaigns with their digital social streams. The Company compensates them for their reach with cash, prizes and VIP perks. Marketers enjoy the power of measured personal endorsements that generate buzz, ignite conversation, drive purchase intent, increase loyalty and attract new customers by leveraging the power of social influence.

1. Organization and Nature of Business

Blue Calypso Holdings, Inc. (a development stage company) a Texas corporation (“BCHI”), was formed in February 2010 as an investment entity to hold a 100% single-member ownership interest in Blue Calypso, LLC, a Texas Limited Liability Company formed on September 11, 2009. The companies are under common control and in February 2010 were merged for strategic operating purposes.

On September 1, 2011, BCHI executed a share exchange agreement and merged with a public shell company Blue Calypso Acquisition, Corp., a wholly-owned subsidiary of Blue Calypso, Inc. (formerly known as “JJ&R Ventures, Inc.”). The Merger was accounted for as a reverse-merger and recapitalization in accordance with the generally accepted accounting principles in the United States. BCHI is the acquirer for financial reporting purposes and Blue Calypso, Inc. is the acquired company. Consequently, the assets and liabilities and the operations that will be reflected in the historical financial statements prior to the Merger will be those of BCHI and will be recorded at its historical cost basis. Common stock and corresponding capital amounts of BCHI pre-merger have been retroactively restated as capital stock shares reflecting the exchange ratio in the Merger. On December 16, 2011 Blue Calypso Holdings, Inc. was merged into its 100% sole-owner, Blue Calypso, Inc. The operations after completion of the Merger include those of Blue Calypso Inc. and Blue Calypso, LLC.

The Company is a mobile and social media marketing company that activates and measures branded word of mouth campaigns through consumers’ personal texts, posts and tweets between friends. The Company activates a friend to friend distribution of branded marketing campaigns by motivating brand loyalists to personally endorse and share these campaigns with their digital social streams. The Company compensates them for their reach with cash, prizes and VIP perks. Marketers enjoy the power of measured personal endorsements that generate buzz, ignite conversation, drive purchase intent, increase loyalty and attract new customers by leveraging the power of social influence.

Summary of Significant Accounting Policies (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Significant Accounting Policies [Text Block]

2. Summary of Significant Accounting Policies

Development Stage Company

The Company is a development stage company as defined by Accounting Standards Codification ("ASC") 915, "Development Stage Entities" and is still devoting substantial efforts on establishing the business. Its principal operations have commenced but there has been no significant revenue thus far. All losses accumulated since inception, have been considered as part of the Company’s development stage activities.

Basis of Presentation

The financial statements are stated in U.S. dollars and include the accounts of the Company and BCHI which were merged effective September 1, 2011. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

Segments

The Company operates in a single segment.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the realization of capitalized software and the realization of deferred tax assets. Actual results may differ from these estimates.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 605, “Revenue Recognition”, when persuasive evidence of an arrangement exists, the fee is fixed or determinable, delivery of the product has occurred or services have been rendered and collectability is reasonably assured. Revenue includes fees received from customers for advertising and marketing services provided by the Company and is recognized as earned when brand loyalists personally endorse and share the advertising campaigns with others in their digital social stream.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held in bank demand deposits. The Company considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

Property and Equipment and Long-Lived Assets

Property and equipment consists of office equipment and is recorded at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which for office equipment is three to five years. Expenditures for major renewals and betterments that extend the useful lives of the property and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred.

Intangible Assets

Software development costs are accounted for in accordance with ASC 350-40, Intangibles - Goodwill and Other: Internal Use Software. According to ASC 350-40 capitalization of costs shall begin when both of the following occur: a) preliminary project stage is completed, b) management, with the relevant authority, implicitly or explicitly authorizes and commits to funding a computer software project and it is probable that the project will be completed and the software will be used to perform the function intended. The costs capitalized include fees paid to third parties for services provided to develop the software during the application development stage, payroll and payroll-related costs such as costs of employee benefits for employees who are directly associated with and who devote time to the internal-use computer software project on activities that include coding and testing during the application development stage and interest costs incurred while developing internal-use computer software (in accordance with ASC 835-20). Once the software is ready for its intended use, the costs are amortized using straight-line method over the estimated useful life of up to five years. The unamortized capitalized cost of the software is compared annually to the net realizable value. The amount by which the unamortized capitalized costs of the internal use software exceed the net realizable value of that asset is written off.

Impairment of Long-lived Tangible Assets and Definite-Lived Intangible Assets

Long-lived tangible assets and definite lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Recoverability of assets held and used is generally measured by a comparison of the carrying amount of an asset to undiscounted future net cash flows expected to be generated by that asset. If it is determined that the carrying amount of an asset may not be recoverable, an impairment loss is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Fair Value Measurements

The Company has adopted ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. The carrying amounts of accounts receivable and accounts payable of the Company approximate fair value because of the short maturity of these instruments. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability.

Income Taxes

Income taxes are accounted for using the asset and liability method pursuant to the authoritative guidance on Accounting for Income Taxes. Deferred taxes are recognized for the tax consequences of "temporary differences" by applying enacted statutory tax rates applicable to future years to differences between the financial statement and carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes for a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes future tax benefits to the extent that realization of such benefits is more likely than not.

The Company follows the authoritative guidance prescribing comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. This guidance requires that a company recognize in its financial statements the impact of tax positions that meet a “more likely than not” threshold, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.

Loss per Share

We have presented basic loss per share, computed on the basis of the weighted average number of common shares outstanding during the year, and diluted loss per share, computed on the basis of the weighted average number of common shares and all potentially dilutive common shares outstanding during the year. Potential common shares result from stock options, vesting of restricted stock grants and convertible notes. However, for the years presented, all outstanding stock options, restricted stock grants and convertible notes are anti-dilutive due to the losses incurred. Anti-dilutive common stock equivalents of 290,619 were excluded from the loss per share computation for the three months ended September 30, 2012.

Stock-Based Compensation

The Company granted stock options and restricted stock as compensation to employees and directors. Compensation expense is measured in accordance with ASC 718 (formerly SFAS No. 123R), Compensation - Stock Compensation. Compensation expense is recognized over the requisite service period for awards of equity instruments to employees based on the grant date fair value of those awards expected to ultimately vest. Forfeitures are estimated on the date of grant and revised if actual or expected forfeiture activity differs materially from original estimates.

Concentrations of Credit Risk

Significant concentrations of credit risk may arise from the Company’s cash maintained in the bank. The Company maintains cash in quality financial institution, however, at times, cash balance may exceed the federal deposit insurance limits (FDIC limits). As of September 30, 2012, the cash balance with the bank did not exceed the $250,000 FDIC limit.

Advertising and Marketing

The Company's advertising and marketing costs, which consist primarily of marketing and trade show costs, business development and printed promotional and sales presentation materials, are charged to expense when incurred. The advertising and marketing expense was $1,250 and $69,059 for the three month periods ended September 30, 2012 and 2011, respectively.

Recent Accounting Pronouncements

In July 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-06-Other Expenses (Topic 720): Fees Paid to the Federal Government by Health Insurers (a consensus of the FASB Emerging Issues Task Force) . This ASU is effective for periods ending after December 31, 2013. We do not expect this ASU 2011-06 to apply to the Company or to have a material effect on the financial position, results of operations or cash flows.

In December 2011, the FASB issued ASU 2011-10-Property, Plant, and Equipment (Topic 360): De-recognition of in Substance Real Estate-a Scope Clarification (a consensus of the FASB Emerging Issues Task Force). This ASU is effective for periods after June 15, 2012. We do not expect this ASU 2011-10 to apply to the Company or to have a material effect on the financial position, results of operations or cash flows.

2. Summary of Significant Accounting Policies

Development Stage Company

The Company is a development stage company as defined by ASC 915 Development Stage Entities and is still devoting substantial efforts on establishing the business. Its principal operations have commenced but there has been no significant revenue thus far. All losses accumulated since inception, have been considered as part of the Company’s development stage activities.

Basis of Presentation

The financial statements are stated in U.S. dollars and include the accounts of Blue Calypso, Inc. and BCHI which were merged effective December 16, 2011. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

Segments

The Company operates in a single segment.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the realization of capitalized software and the realization of deferred tax assets. Actual results may differ from these estimates.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) 605 “Revenue Recognition”, when persuasive evidence of an arrangement exists, the fee is fixed or determinable, delivery of the product has occurred or services have been rendered and collectability is reasonably assured. Revenue includes fees received from customers for advertising and marketing services provided by the Company and is recognized as earned when brand loyalists personally endorse and share the advertising campaigns with others in their digital social stream.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held in bank demand deposits. The Company considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

Property and Equipment and Long-Lived Assets

Property and equipment consists of office equipment and is recorded at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which for office equipment is three to five years. Expenditures for major renewals and betterments that extend the useful lives of the property and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred.

Intangible Assets

Software development costs are accounted for in accordance with FASB ASC 350-40, Intangibles — Goodwill and Other: Internal Use Software. According to ASC 350-40 capitalization of costs shall begin when both of the following occur: a) preliminary project stage is completed, b) management, with the relevant authority, implicitly or explicitly authorizes and commits to funding a computer software project and it is probable that the project will be completed and the software will be used to perform the function intended. The costs capitalized include fees paid to third parties for services provided to develop the software during the application development stage, payroll and payroll-related costs such as costs of employee benefits for employees who are directly associated with and who devote time to the internal-use computer software project on activities that include coding and testing during the applicationdevelopment stage and interest costs incurred while developing internal-use computer software (in accordance with ASC 835-20). Once the software is ready for its intended use, the costs are amortized using straight-line method over the estimated useful life of up to five years. The unamortized capitalized cost of the software is compared annually to the net realizable value. The amount by which the unamortized capitalized costs of the internal use software exceed the net realizable value of that asset is written off.

Impairment of Long-lived Tangible Assets and Definite-Lived Intangible Assets

Long-lived tangible assets and definite lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Recoverability of assets held and used is generally measured by a comparison of the carrying amount of an asset to undiscounted future net cash flows expected to be generated by that asset. If it is determined that the carrying amount of an asset may not be recoverable, an impairment loss is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Fair Value Measurements

The company has adopted ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. The carrying amounts of accounts receivable and accounts payable of the Company approximate fair value because of the short maturity of these instruments. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability.

Income Taxes

Income taxes are accounted for using the asset and liability method pursuant to the authoritative guidance on Accounting for Income Taxes. Deferred taxes are recognized for the tax consequences of “temporary differences” by applying enacted statutory tax rates applicable to future years to differences between the financial statement and carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes for a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes future tax benefits to the extent that realization of such benefits is more likely than not.

The Company follows the authoritative guidance prescribing comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. This guidance requires that a company recognize in its financial statements the impact of tax positions that meet a “more likely than not” threshold, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.

Loss per Share

We have presented basic loss per share, computed on the basis of the weighted average number of common shares outstanding during the year, and diluted loss per share, computed on the basis of the weighted average number of common shares and all potentially dilutive common shares outstanding during the year. Potential common shares result from stock options, vesting of restricted stock grants and convertible notes. However, for the years presented, all outstanding stock options, restricted stock grants and convertible notes are anti-dilutive due to the losses incurred. Anti-dilutive common stock equivalents of 2,420,000 and 320,825 shares were excluded from the loss per share computation for 2011 and 2010, respectively.

Stock-Based Compensation

The Company granted stock options and restricted stock as compensation to employees and directors. Compensation expense is measured in accordance with FASB ASC 718 (formerly SFAS No. 123R), Compensation - Stock Compensation. Compensation expense is recognized over the requisite service period for awards of equity instruments to employees based on the grant date fair value of those awards expected to ultimately vest. Forfeitures are estimated on the date of grant and revised if actual or expected forfeiture activity differs materially from original estimates.

Concentrations of Credit Risk

Significant concentrations of credit risk may arise from the Company’s cash maintained in the bank. The Company maintains cash in quality financial institution, however, at times, cash balance may exceed the federal deposit insurance limits (FDIC limits). As of December 31, 2011 the cash balance with the bank exceeded the $250,000 FDIC limit, but is covered under the temporary unlimited deposit insurance coverage for non-interest bearing transaction accounts through December 31, 2011, and so there was no significant credit risk.

Advertising and Marketing

The Company’s advertising and marketing costs, which consist primarily of marketing and trade show costs, business development and printed promotional and sales presentation materials, are charged to expense when incurred. The advertising and marketing expense was $237,249 and $25,253 for the years ended December 31, 2011 and 2010, respectively.

Recent Accounting Pronouncements

In July 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-06-Other Expenses (Topic 720): Fees Paid to the Federal Government by Health Insurers (a consensus of the FASB Emerging Issues Task Force) . This ASU is effective for periods ending after December 31, 2013. We do not expect this ASU 2011-06 to apply to the Company or to have a material effect on the financial position, results of operations or cash flows.

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-10-Property, Plant, and Equipment (Topic 360): De-recognition of in Substance Real Estate—a Scope Clarification (a consensus of the FASB Emerging Issues Task Force) . This ASU is effective for periods after June 15, 2012. We do not expect this ASU 2011-10 to apply to the Company or to have a material effect on the financial position, results of operations or cash flows.

Property and Equipment (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]

3. Property and Equipment

Property and equipment consist of the following at September 30, 2012 and December 31, 2011:

	9/30/2012	12/31/2011
Office Equipment	$ 23,781	$ 23,781
Less: Accumulated depreciation	(5,964)	(2,397)
Net property and equipment	$ 17,817	$ 21,384

Depreciation expense was $1,189 for the three months September 30, 2012.

3. Property and Equipment

Property and equipment consist of the following at December 31, 2011 and 2010:

	12/31/2011	12/31/2010
Office Equipment	23,781	4,365
Less: Accumulated depreciation	(2,397)	(141)
Net property and equipment	$21,384	$4,224

Depreciation expense was $2,256 and $141 for the years ended December 31, 2011 and 2010, respectively.

Intangibles (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Intangible Assets Disclosure [Text Block]

4. Intangibles

Intangible assets consist of the following at September 30, 2012 and December 31, 2011:

	9/30/2012	12/31/2011
Capitalized Software Development Costs	$ 1,164,469	$ 948,153
Less: Accumulated amortization	(298,185)	(133,279)
Net capitalized development costs	$ 866,284	$ 814,874

The amortization expense relating to the capitalized development costs was $54,152 and $32,107 for the three months ended September 30, 2012 and 2011, respectively. Amortization expense for the next five years is estimated to be as follows:

Capitalized Development Cost Amortization

2012	$ 55,981
2013	233,842
2014	233,842
2015	210,657
2016	119,006
2017	12,955
Total	$866,284

4. Intangibles

Intangible assets consist of the following at December 31, 2011 and 2010:

	12/31/2011	12/31/2010
Capitalized Software Development Costs	948,153	452,516
Less: Accumulated amortization	(133,279)	(11,937)
Net capitalized development costs	$814,874	$440,579

The capitalized software development costs include $8,890 and $7,805 interest capitalized for the years ended December 31, 2011 and 2010, respectively. The amortization expense relating to the capitalized development costs was $121,342 and $11,937 for the years ended December 31, 2011 and 2010, respectively. Amortization expense for the next five years is estimated to be as follows:

2012	190,579
2013	190,579
2014	190,579
2015	167,394
2016	75,743
Total	$ 814,874

Income Tax Provision (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Text Block]

5. Income Tax Provision

The Company’s income taxes are recorded in accordance with ASC 740 “Income Taxes”. The tax effects of the Company’s temporary differences that give rise to significant portions of the deferred tax assets for the quarter ended September 30, 2012 and 2011 consisted primarily of net operating losses totaling $568,131 and $621,270 which were fully reserved. Deferred tax assets and liabilities are computed by applying the effective U.S. federal and state income tax rate to the gross amounts of temporary differences and other tax attributes.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. At September 30, 2012, the Company believed it was more likely than not that future tax benefits from net operating loss carry-forwards and other deferred tax assets would not be realizable through generation of future taxable income and accordingly deferred tax assets are fully reserved.

5. Income Tax Provision

The company’s income taxes are recorded in accordance with ASC 740 “Income Taxes”. The tax effects of the Company’s temporary differences that give rise to significant portions of the deferred tax assets as of December 31, 2011 and 2010 consisted primarily of net operating losses totaling $625,082 and $140,306 which were fully reserved. Deferred tax assets and liabilities are computed by applying the effective U.S. federal and state income tax rate to the gross amounts of temporary differences and other tax attributes.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. At December 31, 2011 and 2010, the Company believed it was more likely than not that future tax benefits from net operating loss carry-forwards and other deferred tax assets would not be realizable through generation of future taxable income and accordingly deferred tax assets are fully reserved.

Long Term Debt - Notes Payable (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-term Debt [Text Block]

6. Long Term Debt - Notes Payable

On April 19, 2012, the Company entered into a securities purchase agreement with an existing stockholder (the “Buyer”), pursuant to which the Company issued (i) a senior secured 8% convertible debenture in the original aggregate principal amount of $35,000 and (ii) a warrant to purchase 6,500,000 shares of common stock, $0.001 par value per share of the Company, and the Buyer covenanted to purchase up to an additional $465,000 of senior secured convertible debentures in a series of four closing at such times as may be designated by the Company in its sole discretion through October 19, 2012. The outstanding principal of the convertible debentures as of September 30, 2012 was $300,000. The convertible debentures mature on October 19, 2012 and bear interest at a rate of 8%.

In connection with the above private placement, the Company also entered into a security agreement, an intellectual property security agreement, a stockholder’s agreement and various ancillary certificates, disclosure schedules and exhibits in support thereof, each dated April 19, 2012. In addition, the subsidiary of the Company, Blue Calypso, LLC, entered into a subsidiary guarantee in favor of the Buyer, dated April 19, 2012.

At August 31, 2011, the Company had convertible subordinated notes payable issued to eleven entities/individuals. The notes accrued simple interest at the rate of 8% per annum. The principal amount of the notes, along with all accrued interest thereon was subject to automatic conversion upon the next financing transaction in which the Company sells shares of its capital stock to an outside vendor in an arm’s length transaction. The principal balance of $1,475,000 (including notes payable to affiliate of $200,000) and accrued interest thereon of $90,088 were converted into 28,135,234 common shares as of September 1, 2011.

6. Long Term Debt - Notes Payable

At August 31, 2011, the company had convertible subordinated notes payable issued to eleven entities/individuals. The notes accrued simple interest at the rate of 8% per annum. The principal amount of the notes, along with all accrued interest thereon was subject to automatic conversion upon the next financing transaction in which the Company sells shares of its capital stock to an outside vendor in an arm’s length transaction. The principal balance of $1,475,000 (including notes payable to affiliate of $200,000) and accrued interest thereon of $90,088 were converted into 28,135,234 common shares as of September 1, 2011.

Stockholders' Equity (Deficit) (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]

7. Stockholders’ Equity (Deficit)

On June 14, 2012, the Company commenced a private offering of up to $10,000,000 of Units (the “Units”), at a purchase price of $1.00 per Unit. Each Unit consists of: (i) two shares of the Company’s common stock and (ii) a warrant to purchase one share of common stock. The warrant is exercisable for a term of two years at an exercise price of $0.75 per share.

As of September 30, 2012, the Company has issued and sold an aggregate of 445,000 Units in the private placement in consideration of gross cash proceeds of $445,000. As a result, the Company has issued an aggregate of 890,000 shares of common stock and warrants to purchase an aggregate of 890,000 shares of Common Stock. WFG Investments, Inc. (“WFG”) acted as placement agent in connection with the Private Placement and was entitled to receive a commission equal to 10% of any subscriptions received and warrants to purchase 3% of the number of shares of common stock included in the Units sold in the Private Placement. As of September 30, 2012, WFG has received a cash fee of $44,500 and warrants to purchase 26,700 shares of common stock.

In April 2012, the Company entered into a stockholder’s agreement with Andrew Levi, our Chief Technology Officer, whereby Mr. Levi agreed to place 25,000,000 shares of Common Stock held by him in escrow for a period of one year. In the event that the Company issues shares of Common Stock in a financing transaction, or in connection with the hiring or retention of senior management or directors during such period of time, the corresponding number of escrowed shares will be cancelled and returned to the Company’s treasury.

On September 1, 2011 and as part of the reverse merger, the Company issued convertible promissory notes (the “Promissory Notes”) to two accredited investors in a private placement transaction pursuant to a securities purchase agreement (the “Securities Purchase Agreement”) in the aggregate principal amount of One Million Five Hundred Thousand Dollars ($1,500,000) and five-year warrants to purchase up to 22,091,311 shares of the Company’s common stock at an exercise price of $0.10 per share. The notes were due December 1, 2011 and accrue no interest. On October 17, 2011, prior to their maturity, the notes automatically converted into One Million Five Hundred Thousand (1,500,000) shares of the Company’s Series A Convertible Preferred Stock (“Series A Preferred”). In addition, pursuant to the Securities Purchase Agreement, one of the investors irrevocably committed to purchase an additional 200,000 shares of Series A Preferred and warrants to purchase up to 2,945,509 shares of the Company’s common stock at an exercise price of $0.10 per share. The shares of Series A Preferred are convertible into shares of the Company’s common stock at a conversion price of $0.0679 per share.

During the three months ended September 30, 2012, the investor completed the purchase of the additional 200,000 shares of Series A Preferred and warrants to purchase an additional 2,945,509 shares of common stock. The conversion of Series A Preferred into common stock and exercise of warrants is limited to the extent that the beneficial owners own greater that 4.99% of the Company’s common stock.

Blue Calypso, Inc. is authorized to issue 685,000,000 shares of capital stock: 680,000,000 shares of common stock at a par value of $.0001 and 5,000,000 shares of preferred stock, also at $.0001 par value per share. There were 125,135,112 shares of common stock issued and outstanding as of September 30, 2012. There were 1,700,000 shares of Series A Preferred were issued and outstanding as of September 30, 2012. The Company did not make or declare any distributions to shareholders during the quarter ended September 30, 2012 or September 30, 2011.

Long-Term Incentive Plan

The Blue Calypso, Inc 2011 Long Term Incentive Plan (the "Plan") was approved by the Company's stockholders on September 9, 2011. The Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards which may be granted singly, in combination, or in tandem, and which may be paid in cash or shares of common stock. Subject to certain adjustments, the maximum number of shares of common stock that may be delivered pursuant to awards under the Plan is 35,000,000 shares.

Stock Options

During 2011, the Company granted options to purchase 2,420,000 shares of the Company’s common stock to non-employee board members and other consultants under the Plan. The options vest pro rata quarterly over two years. During the three months ended September 30, 2012, the Company granted options to purchase 770,000 shares of the Company’s common stock to employees, and non employee board members. During this period 375,000 of stock options were forfeited. These options were granted at a range of strike prices and vesting schedules. The fair value for the Company’s options were estimated at the date of grant using the Black-Scholes option pricing model with the weighted average assumptions as noted in the following table. The Black-Scholes option valuation model incorporate ranges of assumptions for inputs, and those ranges are disclosed below. Expected volatilities are based on similar industry-sector indices. The expected life of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate assumption is based on market yield on U.S. Treasury securities at 2-year constant maturity, quoted on investment basis determined at the date of grant.

Assumptions used for employee stock options:
Risk-free interest rate	0.25%
Stock price volatility	20% - 37%
Expected life	5.75 years

Using the valuation assumptions noted above, the Company estimated the value of stock options granted to be $13,872 and $0 for the three months ended September 30, 2012 and September 30, 2011, respectively. The value of these options is being amortized to stock-based compensation expense consistently with the vesting events. The stock-based compensation expense recorded was $13,872 and $0 during quarter ended September 30, 2012 and September 30, 2011, respectively. The following table summarizes the stock option activity as of September 30, 2012

Stock option activity for the nine months ended September 30, 2012:

	Outstanding Options	Weighted Average Exercise Price

Balance, December 31, 2011	2,420,000	0.0679
Granted Q1, 2012	2,495,325	0.3292
Granted Q2, 2012	6,608,218	0.1536
Forfeited Q2, 2012	(1,980,333)	0.0679
Granted Q3 2012	770,000	0.7825
Forfeited Q3 2012	(375,000)	0.0679
Balance, September 30, 2012	9,938,210	0.2459
Exercisable at 9/30/12	7,440,158	0.1841

Restricted Stock

The restricted stock granted prior to the reverse merger transaction, have been retroactively restated as capital stock shares reflecting the exchange ratio in the Merger.

The following table summarizes the restricted stock activity for the period ended September 30, 2012:

Restricted Shares Activity:
Restricted shares issued as of December 31, 2011	1,870,940
Granted during three months ended March 31, 2012	200,000
Granted during three months ended June 30, 2012	13,085,842
Forfeited during three months ended June 30, 2012	(1,700,115)
Granted during three months ended September 30, 2012	0
Forfeited during three months ended September 30, 2012	0
Total Restricted Shares Issued at September 30, 2012	13,456,667
Vested at June 30, 2012	(160,412)
Unvested restricted shares as of September 30, 2012	13,296,255

A total of 13,085,842 shares were granted in the quarter ended June 30, 2012 and will vest 1/3 in the first year following the grant and the balance over the following 8 calendar quarters. The share based compensation expense is $5,466 and $0 for quarters ended September 30, 2012 and September 30, 2011, respectively. Deferred income related to the 13,085,842 restricted shares granted in Q2-2012 was $5,234,337 and will be recorded in the periods the restricted shares are vested.

7. Stockholders’ Equity (Deficit)

On September 1, 2011 and as part of the reverse merger, the Company issued convertible promissory notes (the “Promissory Notes”) to two accredited investors in a private placement transaction (the “Private Placement”) pursuant to a Securities Purchase Agreement (the “Securities Purchase Agreement”) in the aggregate principal amount of One Million Five Hundred Thousand Dollars ($1,500,000) and five-year warrants (the “Warrants”) to purchase up to 22,091,311 shares of the Company’s common stock at an exercise price of $0.10 per share. The notes are due December 1, 2011 and accrue no interest. The Promissory Notes are automatically convertible at $1 into One Million Five Hundred Thousand (1,500,000) shares of the Company’s Series A Convertible Preferred Stock (“Series A Preferred”) immediately upon the creation of the Series A Preferred by the Company. The Series A Preferred stock was approved October 17, 2011 and the notes were immediately converted into 1,500,000 preferred shares. The Series A Preferred shares are convertible into shares of the Company’s common stock at a conversion rate of $0.0679 per share or 22,091,311 common shares. The conversion of preferred into common stock is limited to the extent that the beneficial owners own greater that 4.99% of the Company’s common stock.

Blue Calypso, Inc. is authorized to issue 685,000,000 shares of capital stock: 680,000,000 shares of common stock with voting rights at a par value of $.0001 and 5,000,000 shares of Series A Convertible Preferred Stock, also at $.0001 par value per share. There were 126,845,641 shares of common stock issued and outstanding as of December 31, 2011. There were 1,500,000 shares of preferred stock were issued and outstanding as of December 31, 2011. The Company did not make or declare any distributions to shareholders during the year ended December 31, 2011 or December 31, 2010.

Long-Term Incentive Plan

The stockholders approved the Blue Calypso, Inc. 2011 Long-Term Incentive Plan (the “Plan”) on September 9, 2011. The Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards which may be granted singly, in combination, or in tandem, and which may be paid in cash or shares of common stock. Subject to certain adjustments, the maximum number of shares of common stock that may be delivered pursuant to awards under the Plan is 35,000,000 shares.

Stock Options

During 2011 the Company granted options to purchase 2,420,000 shares of the Company’s common stock to non-employee board members and other consultants under the Plan. The options vest pro rata quarterly over two years.

The fair value for the Company’s options were estimated at the date of grant using the Black-Scholes option pricing model with the weighted average assumptions as noted in the following table. The Black-Scholes option valuation model incorporate ranges of assumptions for inputs, and those ranges are disclosed below. Expected volatilities are based on similar industry-sector indices. The expected life of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate assumption is based on market yield on U.S. Treasury securities at 2-year constant maturity, quoted on investment basis determined at the date of grant.

Assumptions used for employee stock options:
Risk-free interest rate	0.25%
Stock price volatility	20% - 37%
Expected life	2 years

Using the valuation assumptions noted above, the Company estimated the value of stock options granted during the year to be $33,910 and $0 for the years ended December 31, 2011 and December 31, 2010, respectively. All the 2,420,000 options were granted on September 8, 2011 when the stock price was estimated to be .0679 per share so there was no intrinsic value for any options granted. The value of these options is being amortized to stock-based compensation expense quarterly over their two year vesting period. The stock-based compensation expense recorded was $4,240 and $0 during year ended December 31, 2011 and December 31, 2010, respectively.

The following table summarizes the stock option activity as of December 31, 2011:

	Outstanding Options	Weighted Average Exercise Price
Balance, December 31, 2010	320,825	0.001
Granted	2,420,000	0.0679
Exercised	0	0
Cancelled	(320,825)	0.001
Balance, December 31, 2011	2,420,000	$ 0.0679
Exercisable at 12/31/11	302,500	$ 0.0679

Non-vested at 12/31/11	2,117,500	$ .0679

Restricted Stock

The restricted stock granted prior to the reverse merger transaction, have been retroactively restated as capital stock shares reflecting the exchange ratio in the Merger.

The following table summarizes the restricted stock activity for the period ended December 31, 2011:

Restricted Shares activity:
Restricted shares issued as of December 31, 2010	6,737,322
Granted prior to Reverse Merger	2,566,599
Granted subsequent to Reverse Merger	1,870,940
Expired and forfeited	(2,887,424)
Converted as part of the Reverse Merger	(6,416,497)
Vested	(80,206)
Unvested restricted shares as of December 31, 2011	1,790,734

A total of 320,825 shares were granted on September 8, 2011 when the stock price was estimated to be .0679 per share so the intrinsic value for restricted shares at date of issuance was .0679 per share or a total of $21,784. A total of 25% or 80,206 vest immediately while the remainder vest quarterly over three years from the date of grant. A total of 1,550,115 shares were granted on December 30, 2011 when the most recent stock price was $1.01 per share so the intrinsic value for restricted shares at date of issuance was $1.01 per share or $1,550,616. These shares that were granted December 30, 2011 will vest over three years with one-third vesting on each anniversary date. The share based compensation expense is $5,446 and $0 for year ended December 31, 2011 and December 31, 2010, respectively.

Related Party Transactions (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]

8. Related Party Transactions

Aztec Systems, Inc. (“Aztec”) is an affiliate of the Company that provides administrative and technical support services to the Company. The majority owner of Aztec was also the majority stockholder of the Company until the date of sale of Aztec on June 15, 2012.

On January 16, 2012, the Company entered into a letter agreement with Aztec, pursuant to which Aztec agreed to extend credit to the Company in an amount requested by the Company up to a maximum of $30,000 in any single month through March 31, 2012 to assist the Company with its ongoing software development efforts. In connection with the credit extension, the Company agreed to pay Aztec a minimum of $30,000 per month beginning January 2012 to be applied against any amounts currently owed by the Company to Aztec or incurred in the future for software development or hosting services. Aztec may terminate the credit extension immediately upon notice to the Company. On January 17, 2012, the Company issued a promissory note to Aztec in the principal amount of $254,992.89 (the “Note”). The principal amount of the Note reflects the balance due by the Company to Aztec as of December 31, 2011 for software development and hosting services provided by Aztec to the Company. The note bears interest at a rate of 8% per annum and the entire principal and interest under the note is due on September 30, 2012. There is no penalty for prepayment of the note by the Company.

8. Related Party Transactions

Aztec Systems, Inc. is an affiliate of the Company that provides administrative and technical support services to the Company. The majority owner of Aztec Systems, Inc. is also the majority stockholder of the Company. The Company incurred management fees of $ 43,104 and $29,152, and software development fees of $486,795 and $361,616 relating to Aztec Systems for year ended December 31, 2011 and December 31, 2010, respectively. The Company had accounts payable to Aztec Systems of $254,838 and $105,415 as of December 31, 2011 and December 31, 2010, respectively.

Liquidity-Going Concern (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Liquidity Going Concern Disclosure [Text Block]

9. Liquidity-Going Concern

These financial statements have been prepared assuming that the Company is a going concern. The Company incurred a net loss in the periods ended September 30, 2012 and 2011 and for the period from September 11, 2009 (inception) to September 30, 2012.

The Company has limited cash availability at the Balance Sheet date. The Company’s ability to continue operations on an ongoing basis are dependent on receiving additional investment monies. Management is currently attempting to secure additional investment monies through the private placement transaction described in footnote # 10 below. There is a high level of uncertainty as to whether these efforts will be successful.

9. Liquidity-Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the Company will need additional financing to fully implement its business plan and establish a strong brand name. There are no assurances that additional financing will be available on favorable terms, or at all. If additional financing is not available, the Company will need to reduce, defer or cancel development programs, planned initiatives and overhead expenditures. The failure to adequately fund its capital requirements could have a material adverse effect on the Company’s business, financial condition and results of operations. Moreover, the sale of additional equity securities to raise financing will result in additional dilution to the Company’s stockholders, and incurring additional indebtedness could involve the imposition of covenants that restrict the Company operations. Company has incurred an accumulated deficit of $2,247,588 as of December 31, 2011. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Subsequent Events (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Text Block]

10. Subsequent Events

The Company evaluated events or transactions occurring after September 30, 2012, the balance sheet date, through November 14, 2012, the date the financial statements were available to be issued, and determined any events or transactions which could impact the financial statements as of and for the quarter ended September 30, 2012.

On October 4, 2012, the Company entered into a letter agreement with Aztec, pursuant to which Aztec agreed to exchange the Note and the existing accounts payable balance for an 8% convertible debenture due March 31, 2013 pursuant to the terms of an exchange agreement to be entered into by and between the Company and Aztec no later than October 15, 2012. Aztec also agreed to waive and forbear any breach or event of default under the Note until October 15, 2012. Pursuant to the letter agreement, the Company also agreed to register the shares of Common Stock underlying the 8% convertible debenture. On October 15, 2012, the Company entered into a letter agreement with Aztec pursuant to which Aztec agreed to waive and forbear from assessing any breach or event of default under the Note until October 31, 2012. On October 31, 2012, Aztec agreed to waive and forbear any breach or event of default under the Note until November 9, 2012. On November 9, 2012, the Company entered into the exchange agreement with Aztec, pursuant to which the Company and Aztec agreed to exchange the Note and the Company's existing accounts payable to Aztec for an 8% Convertible Note in the original principal amount of $545,958.16. The 8% Convertible Note is due on March 31, 2013. Pursuant to the letter agreement, the Company also agreed to register the shares of Common Stock issuable upon conversion of the 8% Convertible Note and an aggregate of 3,733,428 shares of Common Stock currently held by Aztec on or before December 31, 2012. The 8% Convertible Note is convertible into shares of the Company's Common Stock at a conversion price equal to the greater of: (i) $0.15 per share or (ii) the price per share at which Common Stock is sold in a subsequent financing. Upon effectiveness of the registration statement covering the resale of such shares, the 8% Convertible Note will automatically convert into shares of the Company's Common Stock.

On October 24, 2012 the Company commenced a private offering of up to $3,000,000 of 10% convertible debentures. Each Unit consists of: (i) a 10% convertible debenture in the principal amount of $50,000, and (ii) 12,500 of Common Stock. The 10% convertible debentures are convertible into shares of the Company’s common stock at a conversion price equal to the lesser of $0.50 or the price at which securities are sold by the Company in a subsequent financing. As of November 14, 2012, the Company has received aggregate proceeds of $50,000 from this private placement.

On October 17, 2012, the Company and LMD Capital, LLC signed an agreement that extended the due date of the debentures issued to LMD to November 30, 2012 (footnote # 6 above). On October 31, 2012, LMD loaned an additional $65,000 to the Company bringing the outstanding principal balance of the 8% debentures to $365,000. On November 14, 2012, LMD loaned an additional $50,000 to the Company bringing the outstanding principal balance of the 8% debentures to $415,000.

10. Subsequent Events

The Company evaluated events or transactions occurring after December 31, 2011, the balance sheet date, through April 9, 2012, the date the financial statements were available to be issued, and determined any events or transactions which could impact the financial statements as of and for the year ended December 31, 2011.

Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Development Stage Company, Policy [Policy Text Block]

Development Stage Company

The Company is a development stage company as defined by Accounting Standards Codification ("ASC") 915, "Development Stage Entities" and is still devoting substantial efforts on establishing the business. Its principal operations have commenced but there has been no significant revenue thus far. All losses accumulated since inception, have been considered as part of the Company’s development stage activities.

Development Stage Company

The Company is a development stage company as defined by ASC 915 Development Stage Entities and is still devoting substantial efforts on establishing the business. Its principal operations have commenced but there has been no significant revenue thus far. All losses accumulated since inception, have been considered as part of the Company’s development stage activities.

Business Description and Basis of Presentation [Text Block]

Basis of Presentation

The financial statements are stated in U.S. dollars and include the accounts of the Company and BCHI which were merged effective September 1, 2011. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

Basis of Presentation

The financial statements are stated in U.S. dollars and include the accounts of Blue Calypso, Inc. and BCHI which were merged effective December 16, 2011. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

Segment Reporting, Policy [Policy Text Block]	Segments The Company operates in a single segment.	Segments The Company operates in a single segment.
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the realization of capitalized software and the realization of deferred tax assets. Actual results may differ from these estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the realization of capitalized software and the realization of deferred tax assets. Actual results may differ from these estimates.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

The Company recognizes revenue in accordance with ASC 605, “Revenue Recognition”, when persuasive evidence of an arrangement exists, the fee is fixed or determinable, delivery of the product has occurred or services have been rendered and collectability is reasonably assured. Revenue includes fees received from customers for advertising and marketing services provided by the Company and is recognized as earned when brand loyalists personally endorse and share the advertising campaigns with others in their digital social stream.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) 605 “Revenue Recognition”, when persuasive evidence of an arrangement exists, the fee is fixed or determinable, delivery of the product has occurred or services have been rendered and collectability is reasonably assured. Revenue includes fees received from customers for advertising and marketing services provided by the Company and is recognized as earned when brand loyalists personally endorse and share the advertising campaigns with others in their digital social stream.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held in bank demand deposits. The Company considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held in bank demand deposits. The Company considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment and Long-Lived Assets

Property and equipment consists of office equipment and is recorded at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which for office equipment is three to five years. Expenditures for major renewals and betterments that extend the useful lives of the property and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred.

Property and Equipment and Long-Lived Assets

Property and equipment consists of office equipment and is recorded at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which for office equipment is three to five years. Expenditures for major renewals and betterments that extend the useful lives of the property and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]

Intangible Assets

Software development costs are accounted for in accordance with ASC 350-40, Intangibles - Goodwill and Other: Internal Use Software. According to ASC 350-40 capitalization of costs shall begin when both of the following occur: a) preliminary project stage is completed, b) management, with the relevant authority, implicitly or explicitly authorizes and commits to funding a computer software project and it is probable that the project will be completed and the software will be used to perform the function intended. The costs capitalized include fees paid to third parties for services provided to develop the software during the application development stage, payroll and payroll-related costs such as costs of employee benefits for employees who are directly associated with and who devote time to the internal-use computer software project on activities that include coding and testing during the application development stage and interest costs incurred while developing internal-use computer software (in accordance with ASC 835-20). Once the software is ready for its intended use, the costs are amortized using straight-line method over the estimated useful life of up to five years. The unamortized capitalized cost of the software is compared annually to the net realizable value. The amount by which the unamortized capitalized costs of the internal use software exceed the net realizable value of that asset is written off.

Intangible Assets

Software development costs are accounted for in accordance with FASB ASC 350-40, Intangibles — Goodwill and Other: Internal Use Software. According to ASC 350-40 capitalization of costs shall begin when both of the following occur: a) preliminary project stage is completed, b) management, with the relevant authority, implicitly or explicitly authorizes and commits to funding a computer software project and it is probable that the project will be completed and the software will be used to perform the function intended. The costs capitalized include fees paid to third parties for services provided to develop the software during the application development stage, payroll and payroll-related costs such as costs of employee benefits for employees who are directly associated with and who devote time to the internal-use computer software project on activities that include coding and testing during the applicationdevelopment stage and interest costs incurred while developing internal-use computer software (in accordance with ASC 835-20). Once the software is ready for its intended use, the costs are amortized using straight-line method over the estimated useful life of up to five years. The unamortized capitalized cost of the software is compared annually to the net realizable value. The amount by which the unamortized capitalized costs of the internal use software exceed the net realizable value of that asset is written off.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-lived Tangible Assets and Definite-Lived Intangible Assets

Long-lived tangible assets and definite lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Recoverability of assets held and used is generally measured by a comparison of the carrying amount of an asset to undiscounted future net cash flows expected to be generated by that asset. If it is determined that the carrying amount of an asset may not be recoverable, an impairment loss is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Impairment of Long-lived Tangible Assets and Definite-Lived Intangible Assets

Long-lived tangible assets and definite lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Recoverability of assets held and used is generally measured by a comparison of the carrying amount of an asset to undiscounted future net cash flows expected to be generated by that asset. If it is determined that the carrying amount of an asset may not be recoverable, an impairment loss is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value Measurements

The Company has adopted ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. The carrying amounts of accounts receivable and accounts payable of the Company approximate fair value because of the short maturity of these instruments. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability.

Fair Value Measurements

The company has adopted ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. The carrying amounts of accounts receivable and accounts payable of the Company approximate fair value because of the short maturity of these instruments. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability.

Income Tax, Policy [Policy Text Block]

Income Taxes

Income taxes are accounted for using the asset and liability method pursuant to the authoritative guidance on Accounting for Income Taxes. Deferred taxes are recognized for the tax consequences of "temporary differences" by applying enacted statutory tax rates applicable to future years to differences between the financial statement and carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes for a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes future tax benefits to the extent that realization of such benefits is more likely than not.

The Company follows the authoritative guidance prescribing comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. This guidance requires that a company recognize in its financial statements the impact of tax positions that meet a “more likely than not” threshold, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.

Income Taxes

Income taxes are accounted for using the asset and liability method pursuant to the authoritative guidance on Accounting for Income Taxes. Deferred taxes are recognized for the tax consequences of “temporary differences” by applying enacted statutory tax rates applicable to future years to differences between the financial statement and carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes for a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes future tax benefits to the extent that realization of such benefits is more likely than not.

The Company follows the authoritative guidance prescribing comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. This guidance requires that a company recognize in its financial statements the impact of tax positions that meet a “more likely than not” threshold, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.

Earnings Per Share, Policy [Policy Text Block]

Loss per Share

We have presented basic loss per share, computed on the basis of the weighted average number of common shares outstanding during the year, and diluted loss per share, computed on the basis of the weighted average number of common shares and all potentially dilutive common shares outstanding during the year. Potential common shares result from stock options, vesting of restricted stock grants and convertible notes. However, for the years presented, all outstanding stock options, restricted stock grants and convertible notes are anti-dilutive due to the losses incurred. Anti-dilutive common stock equivalents of 290,619 were excluded from the loss per share computation for the three months ended September 30, 2012.

Loss per Share

We have presented basic loss per share, computed on the basis of the weighted average number of common shares outstanding during the year, and diluted loss per share, computed on the basis of the weighted average number of common shares and all potentially dilutive common shares outstanding during the year. Potential common shares result from stock options, vesting of restricted stock grants and convertible notes. However, for the years presented, all outstanding stock options, restricted stock grants and convertible notes are anti-dilutive due to the losses incurred. Anti-dilutive common stock equivalents of 2,420,000 and 320,825 shares were excluded from the loss per share computation for 2011 and 2010, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation

The Company granted stock options and restricted stock as compensation to employees and directors. Compensation expense is measured in accordance with ASC 718 (formerly SFAS No. 123R), Compensation - Stock Compensation. Compensation expense is recognized over the requisite service period for awards of equity instruments to employees based on the grant date fair value of those awards expected to ultimately vest. Forfeitures are estimated on the date of grant and revised if actual or expected forfeiture activity differs materially from original estimates.

Stock-Based Compensation

The Company granted stock options and restricted stock as compensation to employees and directors. Compensation expense is measured in accordance with FASB ASC 718 (formerly SFAS No. 123R), Compensation - Stock Compensation. Compensation expense is recognized over the requisite service period for awards of equity instruments to employees based on the grant date fair value of those awards expected to ultimately vest. Forfeitures are estimated on the date of grant and revised if actual or expected forfeiture activity differs materially from original estimates.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentrations of Credit Risk

Significant concentrations of credit risk may arise from the Company’s cash maintained in the bank. The Company maintains cash in quality financial institution, however, at times, cash balance may exceed the federal deposit insurance limits (FDIC limits). As of September 30, 2012, the cash balance with the bank did not exceed the $250,000 FDIC limit.

Concentrations of Credit Risk

Significant concentrations of credit risk may arise from the Company’s cash maintained in the bank. The Company maintains cash in quality financial institution, however, at times, cash balance may exceed the federal deposit insurance limits (FDIC limits). As of December 31, 2011 the cash balance with the bank exceeded the $250,000 FDIC limit, but is covered under the temporary unlimited deposit insurance coverage for non-interest bearing transaction accounts through December 31, 2011, and so there was no significant credit risk.

Advertising Costs, Policy [Policy Text Block]

Advertising and Marketing

The Company's advertising and marketing costs, which consist primarily of marketing and trade show costs, business development and printed promotional and sales presentation materials, are charged to expense when incurred. The advertising and marketing expense was $1,250 and $69,059 for the three month periods ended September 30, 2012 and 2011, respectively.

Advertising and Marketing

The Company’s advertising and marketing costs, which consist primarily of marketing and trade show costs, business development and printed promotional and sales presentation materials, are charged to expense when incurred. The advertising and marketing expense was $237,249 and $25,253 for the years ended December 31, 2011 and 2010, respectively.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In July 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-06-Other Expenses (Topic 720): Fees Paid to the Federal Government by Health Insurers (a consensus of the FASB Emerging Issues Task Force) . This ASU is effective for periods ending after December 31, 2013. We do not expect this ASU 2011-06 to apply to the Company or to have a material effect on the financial position, results of operations or cash flows.

In December 2011, the FASB issued ASU 2011-10-Property, Plant, and Equipment (Topic 360): De-recognition of in Substance Real Estate-a Scope Clarification (a consensus of the FASB Emerging Issues Task Force). This ASU is effective for periods after June 15, 2012. We do not expect this ASU 2011-10 to apply to the Company or to have a material effect on the financial position, results of operations or cash flows.

Recent Accounting Pronouncements

In July 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-06-Other Expenses (Topic 720): Fees Paid to the Federal Government by Health Insurers (a consensus of the FASB Emerging Issues Task Force) . This ASU is effective for periods ending after December 31, 2013. We do not expect this ASU 2011-06 to apply to the Company or to have a material effect on the financial position, results of operations or cash flows.

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-10-Property, Plant, and Equipment (Topic 360): De-recognition of in Substance Real Estate—a Scope Clarification (a consensus of the FASB Emerging Issues Task Force) . This ASU is effective for periods after June 15, 2012. We do not expect this ASU 2011-10 to apply to the Company or to have a material effect on the financial position, results of operations or cash flows.

Property and Equipment (Annual and Quarter) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Table Text Block]
	9/30/2012	12/31/2011
Office Equipment	$ 23,781	$ 23,781
Less: Accumulated depreciation	(5,964)	(2,397)
Net property and equipment	$ 17,817	$ 21,384

	12/31/2011	12/31/2010
Office Equipment	23,781	4,365
Less: Accumulated depreciation	(2,397)	(141)
Net property and equipment	$21,384	$4,224

Intangibles (Annual and Quarter) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	9/30/2012	12/31/2011
Capitalized Software Development Costs	$ 1,164,469	$ 948,153
Less: Accumulated amortization	(298,185)	(133,279)
Net capitalized development costs	$ 866,284	$ 814,874

	12/31/2011	12/31/2010
Capitalized Software Development Costs	948,153	452,516
Less: Accumulated amortization	(133,279)	(11,937)
Net capitalized development costs	$814,874	$440,579

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2012	$ 55,981
2013	233,842
2014	233,842
2015	210,657
2016	119,006
2017	12,955
Total	$866,284

2012	190,579
2013	190,579
2014	190,579
2015	167,394
2016	75,743
Total	$ 814,874

Stockholders' Equity (Deficit) (Annual and Quarter) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Assumptions used for employee stock options:
Risk-free interest rate	0.25%
Stock price volatility	20% - 37%
Expected life	5.75 years

Assumptions used for employee stock options:
Risk-free interest rate	0.25%
Stock price volatility	20% - 37%
Expected life	2 years

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Outstanding Options	Weighted Average Exercise Price

Balance, December 31, 2011	2,420,000	0.0679
Granted Q1, 2012	2,495,325	0.3292
Granted Q2, 2012	6,608,218	0.1536
Forfeited Q2, 2012	(1,980,333)	0.0679
Granted Q3 2012	770,000	0.7825
Forfeited Q3 2012	(375,000)	0.0679
Balance, September 30, 2012	9,938,210	0.2459
Exercisable at 9/30/12	7,440,158	0.1841
Stock Option Activity
	Outstanding Options	Weighted Average Exercise Price
Balance, December 31, 2010	320,825	0.001
Granted	2,420,000	0.0679
Exercised	0	0
Cancelled	(320,825)	0.001
Balance, December 31, 2011	2,420,000	$ 0.0679
Exercisable at 12/31/11	302,500	$ 0.0679

Non-vested at 12/31/11	2,117,500	$ .0679

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Restricted Shares Activity:
Restricted shares issued as of December 31, 2011	1,870,940
Granted during three months ended March 31, 2012	200,000
Granted during three months ended June 30, 2012	13,085,842
Forfeited during three months ended June 30, 2012	(1,700,115)
Granted during three months ended September 30, 2012	0
Forfeited during three months ended September 30, 2012	0
Total Restricted Shares Issued at September 30, 2012	13,456,667
Vested at June 30, 2012	(160,412)
Unvested restricted shares as of September 30, 2012	13,296,255

Restricted Shares activity:
Restricted shares issued as of December 31, 2010	6,737,322
Granted prior to Reverse Merger	2,566,599
Granted subsequent to Reverse Merger	1,870,940
Expired and forfeited	(2,887,424)
Converted as part of the Reverse Merger	(6,416,497)
Vested	(80,206)
Unvested restricted shares as of December 31, 2011	1,790,734

Organization and Nature of Business (Annual and Quarter) (Detail)	Sep. 30, 2012
Noncontrolling Interest, Ownership Percentage by Parent	100.00%

Summary of Significant Accounting Policies (Annual and Quarter) (Detail) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Asset, Useful Life			5 years	5 years
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			290,619	2,420,000	320,825
Marketing and Advertising Expense (in Dollars)	$ 1,250	$ 69,059		$ 237,249	$ 25,253
Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years	3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life			5 years	5 years
Cash, FDIC Insured Amount (in Dollars)	$ 250,000		250,000	$ 250,000

Property and Equipment (Annual and Quarter) (Detail) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 1,189	$ (2,256)	$ (141)

Property and Equipment (Annual and Quarter) (Detail) - Property and equipment (Tables) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Less: Accumulated depreciation	$ (5,964)	$ (2,397)	$ (141)
Net property and equipment	17,817	21,384	4,224
Office Equipment [Member]
Office Equipment	$ 23,781	$ 23,781	$ 4,365

Intangibles (Annual and Quarter) (Detail) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Interest Costs Capitalized			$ 8,890	$ 7,805
Amortization of Intangible Assets	$ 54,152	$ 32,107	$ 121,342	$ 11,937

Intangibles (Annual and Quarter) (Detail) - Intangible assets component (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Software Development Costs	$ 1,164,469	$ 948,153	$ 452,516
Less: Accumulated amortization	(298,185)	(133,279)	(11,937)
Net capitalized development costs	$ 866,284	$ 814,874	$ 440,579

Intangibles (Annual and Quarter) (Detail) - Capitalized Development Cost Amortization (USD $)	Sep. 30, 2012	Dec. 31, 2011
2012	$ 55,981	$ 190,579
2013	233,842	190,579
2014	233,842	190,579
2015	210,657	167,394
2016	119,006	75,743
Total	$ 866,284	$ 814,874

Income Tax Provision (Annual and Quarter) (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Deferred Tax Assets, Operating Loss Carryforwards	$ 568,131	$ 625,082	$ 621,270	$ 140,306

Long Term Debt - Notes Payable (Annual and Quarter) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Aug. 31, 2011
Debt Instrument, Interest Rate at Period End				8.00%
Convertible Notes Payable				$ 1,475,000
Notes Payable to Affiliate			200,000
Accrued Interest			90,088
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	28,135,234	28,135,234
Debt Instrument, Issuance Date	Apr 19, 2012
Debt Instrument, Convertible, Effective Interest Rate	8.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	6,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.001
Convertible Debenture, Principal Outstanding	300,000
Senior Debt Obligations [Member] | Securities Purchase Agreement [Member]
Debt Instrument, Face Amount	35,000
Debt Instrument, Increase, Additional Borrowings	$ 465,000

Stockholders' Equity (Deficit) (Annual and Quarter) (Detail) (USD $)	3 Months Ended				9 Months Ended		12 Months Ended	37 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended		3 Months Ended				12 Months Ended		0 Months Ended				9 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012	Apr. 30, 2012	Dec. 31, 2010	Sep. 08, 2011 Stock Options [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 30, 2011 Restricted Stock [Member]	Sep. 08, 2011 Restricted Stock [Member]	Sep. 30, 2012 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Mar. 31, 2012 Restricted Stock [Member]	Sep. 30, 2011 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Oct. 17, 2011 Private Placement [Member] Investor's Commitment [Member]	Sep. 01, 2012 Private Placement [Member]	Oct. 17, 2011 Private Placement [Member]	Sep. 01, 2011 Private Placement [Member]	Sep. 30, 2012 Private Placement [Member]	Jun. 14, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]	Sep. 30, 2012 Placement Agent Fees [Member] Warrant [Member]	Sep. 30, 2012 Placement Agent Fees [Member]	Sep. 30, 2012 Long-Term Incentive Plan [Member]	Dec. 31, 2011 Long-Term Incentive Plan [Member]
Proceeds from Convertible Debt (in Dollars)						$ 500,000																			$ 1,500,000		$ 1,500,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)					28,135,234		28,135,234																		22,091,311	1,500,000	22,091,311
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.001				0.001			0.001																0.1	0.1		0.1		0.75
Conversion Price Per Share (in Dollars per share)																										$ 0.0679	$ 1
Percentage Of Beneficial Ownership Interests																												4.99%		4.99%
Capital Stock Shares, Authorized	685,000,000				685,000,000		685,000,000	685,000,000
Common Stock, Shares Authorized	680,000,000				680,000,000		680,000,000	680,000,000		680,000,000
Preferred Stock, Shares Authorized	5,000,000				5,000,000		5,000,000	5,000,000
Common Stock Shares, Issued and Outstanding	125,135,112				125,135,112		126,845,641	125,135,112
Preferred Stock, Shares Issued	1,700,000				1,700,000		1,500,000	1,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																	35,000,000	35,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period														2,420,000
Stock Granted During Period, Value, Share-based Compensation, Net of Forfeitures (in Dollars)												13,872	0	33,910	0
Share-based Compensation (in Dollars)												13,872	0	4,240	0			5,466			0	5,446	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																1,550,115	320,825	0	13,085,842	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value (in Dollars per share)											$ 21,784					$ 1,550,616
Private Placement, Authorized Amount (in Dollars)																													10,000,000
Private Placement, Price per unit (in Dollars per share)																													$ 1
Private Placement, Number of Share, Component per unit																													2
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	6,500,000				6,500,000			6,500,000																2,945,509				2,945,509	1			26,700
Private Placement, Units Sold																												445,000
Proceeds from Issuance of Private Placement (in Dollars)	232,500	186,523			400,022			400,022																				445,000
Private Placement, Shares and Warrants Issued																												890,000
Placement Agent, Commission Percentage																															3.00%	10.00%
Placement Agent Fees, Cash (in Dollars)																																44,500
Shares Offered in Escrow									25,000,000
Purchase Of Preferred Stock Shares	200,000																							200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	770,000	6,608,218	2,495,325				2,420,000					770,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(375,000)	(1,980,333)										375,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures (in Dollars)				$ 0															$ 5,234,337

Stockholders' Equity (Deficit) (Annual and Quarter) (Detail) - Assumptions used for employee stock options	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Risk-free interest rate	0.25%	0.25%
Stock price volatility	20% - 37%	20% - 37%
Expected life	5 years 9 months	2 years

Stockholders' Equity (Deficit) (Annual and Quarter) (Detail) - Stock Option Activity (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance,			2,420,000	320,825
Balance, (in Dollars per share)	$ 0.2459			$ 0.0679	$ 0.001
Exercisable at 12/31/11			302,500
Exercisable at 12/31/11 (in Dollars per share)	$ 0.1841			$ 0.0679
Non-vested at 12/31/11			2,117,500
Non-vested at 12/31/11 (in Dollars per share)				$ 0.0679
Granted	770,000	6,608,218	2,495,325	2,420,000
Granted (in Dollars per share)	$ 0.7825	$ 0.1536	$ 0.3292	$ 0.0679
Exercised				0
Exercised (in Dollars per share)				$ 0
Cancelled				(320,825)
Cancelled (in Dollars per share)				$ 0.001
Balance,	9,938,210			2,420,000
Exercisable at 12/31/11	7,440,158			302,500
Non-vested at 12/31/11				2,117,500

Stockholders' Equity (Deficit) (Annual and Quarter) (Detail) - Restricted Stock Activity	0 Months Ended		3 Months Ended			12 Months Ended
	Dec. 30, 2011	Sep. 08, 2011	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Unvested restricted shares as of December 31, 2011							2,117,500
Restricted Stock [Member] | Prior to Reverse Merger [Member]
Granted during the period						2,566,599
Restricted Stock [Member] | Subsequent to Reverse Merger [Member]
Granted during the period						1,870,940
Restricted Stock [Member]
Restricted shares issued as of December 31, 2010					1,870,940
Granted during the period	1,550,115	320,825	0	13,085,842	200,000
Expired and forfeited						(2,887,424)
Converted as part of the Reverse Merger						(6,416,497)
Vested				(160,412)		(80,206)
Unvested restricted shares as of December 31, 2011			13,296,255				1,790,734
Restricted shares issued as of December 31, 2010			13,456,667			6,737,322

Related Party Transactions (Annual and Quarter) (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jan. 17, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Maximum [Member]
Management Fees		$ 43,104	$ 29,152
Software Development Fees		486,795	361,616
Accounts Payable, Related Parties		254,838	105,415
Due to Officers or Stockholders, Current				30,000
Notes Payable, Related Parties	$ 254,992.89
Related Party Transaction, Rate	8.00%

Liquidity-Going Concern (Annual and Quarter) (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Retained Earnings (Accumulated Deficit)	$ (6,858,173)	$ (2,247,588)	$ (412,688)

Subsequent Events (Annual and Quarter) (Detail) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		37 Months Ended	9 Months Ended		0 Months Ended					9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2012 Subsequent Event [Member] Private Placement [Member] 10% Convertible Debentures [Member]	Sep. 30, 2012 Subsequent Event [Member] Aztec [Member] 8% Convertible Note [Member]	Nov. 14, 2012 Subsequent Event [Member] 8% Convertible Debenture [Member]	Oct. 31, 2012 Subsequent Event [Member] 8% Convertible Debenture [Member]	Sep. 01, 2012 Private Placement [Member]	Oct. 17, 2011 Private Placement [Member]	Sep. 01, 2011 Private Placement [Member]	Sep. 30, 2012 Private Placement [Member]	Jun. 14, 2012 Private Placement [Member]
Subsequent Event, Date							Nov 14, 2012	Nov 9, 2012
Proceeds from Other Debt								$ 545,958.16
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			28,135,234	28,135,234				3,733,428			22,091,311	1,500,000	22,091,311
Conversion Price Per Share (in Dollars per share)							$ 0.5	$ 0.15				$ 0.0679	$ 1
Date of Commencement of Private Offering							Oct 24, 2012
Private Placement, Authorized Amount							3,000,000								10,000,000
Debt Conversion, Converted Instrument, Amount				100,000	(100,000)	(344,993)	50,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	6,500,000		6,500,000			6,500,000	12,500							2,945,509	1
Proceeds from Issuance of Private Placement	232,500	186,523	400,022			400,022	50,000							445,000
Debt Instrument, Increase, Additional Borrowings									50,000	65,000
Long-term Debt, Gross									$ 415,000	$ 365,000

Property and Equipment (Quarter) (Detail) - Property and equipment (Tables) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Less: Accumulated depreciation	$ (5,964)	$ (2,397)	$ (141)
Net property and equipment	17,817	21,384	4,224
Office Equipment [Member]
Office Equipment	$ 23,781	$ 23,781	$ 4,365

Intangibles (Quarter) (Detail) - Intangible assets component (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Software Development Costs	$ 1,164,469	$ 948,153	$ 452,516
Less: Accumulated amortization	(298,185)	(133,279)	(11,937)
Net capitalized development costs	$ 866,284	$ 814,874	$ 440,579

Intangibles (Quarter) (Detail) - Capitalized Development Cost Amortization (USD $)	Sep. 30, 2012	Dec. 31, 2011
2012	$ 55,981	$ 190,579
2013	233,842	190,579
2014	233,842	190,579
2015	210,657	167,394
2016	119,006	75,743
2017	12,955
Total	$ 866,284	$ 814,874

Stockholders' Equity (Deficit) (Quarter) (Detail) - Assumptions used for employee stock options	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Risk-free interest rate	0.25%	0.25%
Stock price volatility	20% - 37%	20% - 37%
Expected life	5 years 9 months	2 years

Stockholders' Equity (Deficit) (Quarter) (Detail) - Stock Option Activity (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Balance,			2,420,000	320,825
Balance, (in Dollars per share)			$ 0.0679	$ 0.001
Exercisable at 9/30/12	7,440,158			302,500
Exercisable at 9/30/12 (in Dollars per share)	$ 0.1841			$ 0.0679
Granted	770,000	6,608,218	2,495,325	2,420,000
Granted (in Dollars per share)	$ 0.7825	$ 0.1536	$ 0.3292	$ 0.0679
Forfeited	(375,000)	(1,980,333)
Forfeited (in Dollars per share)	$ 0.0679	$ 0.0679
Balance,	9,938,210			2,420,000
Balance, (in Dollars per share)	$ 0.2459			$ 0.0679

Stockholders' Equity (Deficit) (Quarter) (Detail) - Restricted Stock Activity	0 Months Ended		3 Months Ended			12 Months Ended
	Dec. 30, 2011	Sep. 08, 2011	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Unvested restricted shares as of September 30, 2012							2,117,500
Restricted Stock [Member]
Restricted shares issued			13,456,667			6,737,322	1,870,940
Vested at June 30, 2012				(160,412)		(80,206)
Unvested restricted shares as of September 30, 2012			13,296,255				1,790,734
Granted during the period	1,550,115	320,825	0	13,085,842	200,000
Forfeited during the period			0	(1,700,115)